Inventories net	12 Months Ended
Sep. 30, 2023
Inventories net
Inventories, net

Note 5 - Inventories, net

Inventories, net, from the Company’s continuing operations consisted of the following:

	As of	As of
	September 30,	September 30,
	2023	2022

Raw materials	$520,216	$620,252
Packaging materials	69,420	63,703
Finished goods	3,321,021	81,975
Inventory	3,910,657	765,930
Less: allowance for inventory reserve	(8,809)	(49,652)
Inventory, net	$3,901,848	$716,278

Allowance for inventory reserve were $8,809 and $49,652 as of September 30, 2023 and 2022, respectively.